First time adoption of IFRS - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 32,372	$ 42	$ 955	$ 955
Trade and other receivables	33,242	53
Prepayments and other current assets	1,560	201	340
Total current assets	88,936	296	1,295
Non-current assets
Investments		268,909	265,156
Prepayments and other non-current assets		986	187
Total non-current assets	1,216,967	269,895	265,343
Total assets	1,305,903	270,191	266,638
Current liabilities
Trade and other payables	89,921	927	604
Loans and borrowings	68,909	786
Other financial liabilities	94,689	16,519
Deferred liabilities	500	7,239
Deferred underwriting discount	7,280	9,280
Total current liabilities	290,907	18,232	604
Non-current liabilities
Derivative financial liability		7,443	8,440
Other financial liabilities	122,927	264,477	253,530
Total non-current liabilities	746,969	271,920	261,970
Total liabilities	1,037,876	290,152	262,574
Net assets	268,027	(19,961)	4,064
Equity
Ordinary shares		1	1
Additional paid-in capital	1,212	945	24
(Accumulated deficit) / retained earnings	(165,485)	(20,931)	4,039
Total equity	$ 268,027	(19,961)	4,064	$ 4,064
Total liabilities, class A ordinary shares subject to possible redemption, and equity		270,191	266,638
US GAAP
Current assets
Cash and cash equivalents		42	955
Trade and other receivables		53
Prepayments and other current assets		201	340
Total current assets		296	1,295
Non-current assets
Investments		268,909	265,156
Prepayments and other non-current assets		986	187
Total non-current assets		269,895	265,343
Total assets		270,191	266,638
Current liabilities
Trade and other payables		927	604
Loans and borrowings		786
Deferred liabilities		7,239
Deferred underwriting discount		9,280
Total current liabilities		18,232	604
Non-current liabilities
Derivative financial liability		7,443	8,440
Deferred underwriting discount			9,280
Total non-current liabilities		7,443	17,720
Total liabilities		25,675	18,324
Net assets		244,516	248,314
Class A ordinary shares subject to possible redemption,		268,909	265,148
Equity
Ordinary shares		1	1
(Accumulated deficit) / retained earnings		(24,394)	(16,835)
Total equity		(24,393)	(16,834)
Total liabilities, class A ordinary shares subject to possible redemption, and equity		270,191	266,638
Effect of transition to IFRS
Current liabilities
Other financial liabilities		16,519
Deferred liabilities		(7,239)
Deferred underwriting discount		(9,280)
Non-current liabilities
Other financial liabilities		264,477	253,530
Deferred underwriting discount			(9,280)
Total non-current liabilities		264,477	244,250
Total liabilities		264,477	244,250
Net assets		(264,477)	(244,250)
Class A ordinary shares subject to possible redemption,		(268,909)	(265,148)
Equity
Additional paid-in capital		969	24
(Accumulated deficit) / retained earnings		3,463	20,874
Total equity		$ 4,432	$ 20,898